4. Intangible Assets (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Patents	$ 110,387	$ 103,792	$ 61,690
Less: Impairment Charges		0	0
Less: Accumulated Amortization	(22,395)	(20,618)	(15,271)
Patents - net	$ 87,992	$ 83,174	$ 46,419